Warrants (Details) - Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model	12 Months Ended
Dec. 31, 2023
GEM Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	3 years
Volatility	59.84%
Risk-free interest rate	3.94%
Dividend yield
Public Warrants and Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years
Volatility	59.84%
Risk-free interest rate	3.59%
Dividend yield
Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years
Volatility	63.84%
Risk-free interest rate	4.80%
Dividend yield
PA Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years
Volatility	63.84%
Risk-free interest rate	4.80%
Dividend yield